Financial Instruments - Narrative (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($) power_purchase_agreement MW	Dec. 31, 2025 USD ($) power_purchase_agreement MW	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Apr. 05, 2022 MW
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 3,593		$ 3,808
Nova Clean Energy, LLC
Disclosure of detailed information about financial instruments [line items]
Interest rate	7.00%	7.00%
Term Loan | Nova Clean Energy, LLC
Disclosure of detailed information about financial instruments [line items]
Loan receivables		$ 75
Term	6 years
Revolving Credit Facility | Nova Clean Energy, LLC
Disclosure of detailed information about financial instruments [line items]
Loan receivables		$ 100
Term	5 years
Long-term wind energy sale — Eastern U.S.
Disclosure of detailed information about financial instruments [line items]
Membership interest	100.00%	100.00%
Capacity of facility (in megawatts) | MW	90	90
Long-term wind energy sale — Canada
Disclosure of detailed information about financial instruments [line items]
Membership interest	100.00%	100.00%
Number of VPPAs | power_purchase_agreement	2	2
Weighted average period	17 years
Garden Plain Wind Project
Disclosure of detailed information about financial instruments [line items]
Capacity of facility (in megawatts) | MW	130	130
Long-term wind energy sale — Central U.S.
Disclosure of detailed information about financial instruments [line items]
Membership interest	100.00%	100.00%
Number of VPPAs | power_purchase_agreement	2	2
Capacity of facility (in megawatts) | MW	302	302
Horizon Hill Wind Project
Disclosure of detailed information about financial instruments [line items]
Membership interest					100.00%
Capacity of facility (in megawatts) | MW					202
Level I | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Commodity risk management assets and liabilities	$ (10)		(12)
Level II | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Commodity risk management assets and liabilities	(33)		(2)
Level III
Disclosure of detailed information about financial instruments [line items]
Financial assets	140		0
Level III | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Commodity risk management assets and liabilities	(447)		(153)	$ (147)
Level III | Recurring fair value measurement | Other
Disclosure of detailed information about financial instruments [line items]
Commodity risk management assets and liabilities	9		(4)
Level III | Recurring fair value measurement | Other financial assets and liabilities (FVTPL)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	512		263
Level III | Recurring fair value measurement | Other financial assets and liabilities (FVTPL)
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 65		$ 110